Jun. 18, 2018
Class X Prospectus | INCOME PLUS PORTFOLIO
INCOME PLUS PORTFOLIO
Morgan Stanley June 18, 2018 Supplement SUPPLEMENT DATED JUNE 18, 2018 TO THE PROSPECTUS OF MORGAN STANLEY VARIABLE INVESTMENT SERIES THE INCOME PLUS PORTFOLIO CLASS X Dated April 30, 2018

The following is hereby added as the sixth paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.